Note 5 - Long-term Bank Loans	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Long-Term Debt [Text Block]

5. Long-Term Bank Loans

These consist of bank loans of the ship-owning companies. Outstanding long-term bank loans as of December 31, 2021 and June 30, 2022 are as follows:

Borrower	December 31, 2021	June 30, 2022
Kamsarmax One Shipping Ltd. / Ultra One Shipping Ltd.	25,200,000	24,200,000
Kamsarmax Two Shipping Ltd.	13,250,000	12,600,000
Light Shipping Ltd. / Good Heart Shipping Ltd.	20,900,000	18,700,000
Eirini Shipping Ltd.	4,370,000	3,950,000
Blessed Luck Shipowners Ltd.	7,250,000	5,750,000
Areti Shipping Ltd. / Pantelis Shipping Ltd.	8,400,000	6,600,000
	79,370,000	71,800,000
Less: Current portion	(14,140,000)	(23,240,000)
Long-term portion	65,230,000	48,560,000
Deferred charges, current portion	190,280	185,373
Deferred charges, long-term portion	527,053	436,824
Long-term bank loans, current portion net of deferred charges	13,949,720	23,054,627
Long-term bank loans, long-term portion net of deferred charges	64,702,947	48,123,176

The future annual loan repayments are as follows:

To June 30:
2023	23,240,000
2024	8,640,000
2025	10,490,000
2026	4,080,000
2027	16,750,000
Thereafter	8,600,000
Total	71,800,000

Details of the loans are discussed in Note 7 of the Company’s consolidated financial statements for the year ended December 31, 2021, included in the 2021 Annual Report.

The Company’s bank loans are secured with one or more of the following:

●	first priority mortgage over the respective vessels on a joint and several basis.
●	first assignment of earnings and insurance.
●	a corporate guarantee of EuroDry Ltd.
●	a pledge of all the issued shares of each borrower.

The loan agreements also contain covenants such as minimum requirements regarding the security cover ratio (the ratio of fair value of vessel to outstanding loan less cash in retention accounts ranging from 120% to 130%), restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e. not permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of the Company’s subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to $2,679,940 and $2,816,018 as of December 31, 2021 and June 30, 2022, respectively, and are included in "Restricted cash" under "Current assets" and "Long-term assets" in the unaudited condensed consolidated balance sheets. As of June 30, 2022, the Company satisfied all its debt covenants.

Interest expense, including loan fee amortization for the six-month periods ended June 30, 2021 and 2022 amounted to $1,121,172 and $1,405,623, respectively.